Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Income Statement From Continuing and Discontinued Operations
The proceeds from Yguazú Cementos S.A. transaction for the fiscal years ended December 31, 2020 and 2019, are as follows:

	2020	2019
Revenues	4,482,151	7,964,274
Operating costs and expense s	(3,376,174)	(5,684,741)
Financial results, net	(240,886)	(594,924)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income	458,084	—
Gain on disposal of discontinued operations (*)	8,707,928	—

Profit (loss) before income tax	10,031,103	1,684,608
Income tax	(2,289,909)	(144,619)

Net profit for the year from discontinued operations	7,741,194	1,539,990

Net profit for the year from discontinued operations attributable to:
Owners of the parent company	7,360,951	785,420
Non-controlling interest	380,243	754,569
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Owners of the parent company (in pesos)	12.3500	1.3177
Non-controlling interest (in pesos)	0.6380	1.2659

(*)
It is the agreed-upon price of the transaction, which amounted to 13,604,997, net of the derecognition of the equity value of the long-term investment by 4,808,111 and the costs related to the sale for 88,957.

Summary of Cash Flows From Continuing and Discontinued Operations
The information summarized in the statement of cash flows generated by the
Yguazú
Cementos S.A. transaction for the fiscal year ended December 31, 2020, is as follows:

	2020	2019
Net cash generated by operating activities	1,264,272	2,281,809
Net cash used in investing activities	(207,133)	(73,795)
Net cash used in financing activities	(3,884,074)	(2,371,270)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	(23,548)

Total cash used during the fiscal year for discontinued operations	(2,850,483)	(163,256)